Note 19 - Securities Offering	6 Months Ended
Jun. 30, 2012
Securities Offering [Text Block]
19.           SECURITIES OFFERING

On July 30, 2012, we filed a Form S-1 registration statement with the Securities and Exchange Commission for the purpose of seeking a registration of up to 2,393,000 shares of our common stock. We intend to use the registered shares in connection with the equity line arrangement as discussed in Note 17.